Document And Entity Information	Jun. 28, 2021
Document And Entity Information [Abstract]
Document Type	8-K
Document Period End Date	Jun. 28, 2021
Entity Registrant Name	FRANKLIN COVEY CO.
Entity File Number	1-11107
Entity Incorporation, State or Country Code	UT
Entity Tax Identification Number	87-0401551
Entity Address, Address Line One	2200 West Parkway Boulevard
Entity Address, City or Town	Salt Lake City
Entity Address, State or Province	UT
Entity Address, Postal Zip Code	84119-2099
City Area Code	801
Local Phone Number	817-1776
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.05 Par Value
Trading Symbol	FC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000886206